Stock-Based Compensation Plans (Share Awards Activity) (Details) - Stock Compensation Plan [Member] - $ / shares	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning of year, Shares	163,420	198,523	190,962
Shares granted	240,270	165,624	138,345
Vested, Shares	(110,283)	(198,693)	(129,817)
Canceled, Shares	(9,526)	(2,034)	(967)
End of year, Shares	283,881	163,420	198,523
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning of year, Weighted Average Grant Date Fair Value	$ 20.83	$ 18.98	$ 12.46
Granted, Weighted Average Grant Date Fair Value	19.72	21.70	27.44
Vested, Weighted Average Grant Date Fair Value	19.44	19.71	18.82
Canceled, Weighted Average Grant Date Fair Value	20.28	20.58	18.44
End of year, Weighted Average Grant Date Fair Value	$ 20.45	$ 20.83	$ 18.98